Long-Term Investment (Details) - USD ($)		12 Months Ended
	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Long-Term Investment [Line Items]
Total consideration (in Dollars)	$ 2,478,000		$ 2,478,000
Impairment loss (in Dollars)		$ (1,356,618)	$ (1,121,382)
Ms. Li Yulan [Member]
Long-Term Investment [Line Items]
Equity interest	90.00%
Planty Holding Limited [Member]
Long-Term Investment [Line Items]
Equity interest	24.78%
While Ms. Li Yulan [Member]
Long-Term Investment [Line Items]
Equity interest		24.78%
Maximum [Member] | Ms. Li Yulan [Member]
Long-Term Investment [Line Items]
Equity interest		65.22%
Minimum [Member] | Ms. Li Yulan [Member]
Long-Term Investment [Line Items]
Equity interest		10.00%